Fair Value of Financial Assets and Liabilities - Summary of Estimated Fair Value and Amortized Cost of Short term Investments by Contractual Maturity (Detail) - USD ($) $ in Thousands	Sep. 30, 2019	Dec. 31, 2018
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Abstract]
Due in one year or less, Amortized cost	$ 107,411	$ 4,984
Due in one year or less, Unrealized gains	50
Due in one year or less, Unrealized losses		(1)
Due in one year or less, Fair value	107,461	4,983
Amortized Cost	107,411	4,984
Unrealized Gains	50
Unrealized Losses		(1)
Fair Value	$ 107,461	$ 4,983